FINANCIAL INSTRUMENTS AND RISKS (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Instruments sharing characteristic, highly liquid investments	R$ 164.4	R$ 165.7
Value at risk exposure probable	95.00%
Value at risk, adverse scenario, deterioration percentage	25.00%
Value at risk, remote scenario, deterioration percentage	50.00%
Tenedora [Member] | E L J [Member]
IfrsStatementLineItems [Line Items]
Put and call options percenatge	2.89%
Put options fair value	R$ 1,154.2	R$ 1,184.2